FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2015
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5.	FLIGHT EQUIPMENT HELD FOR SALE

In 2015, the Company agreed to sell 45 aircraft in two portfolio sales (the "Sale Transactions"). As of December 31, 2015, the Company had delivered 32 of these aircraft to the purchasers and recognized a gain on sale of aircraft of $33.0 million. One aircraft was removed from the Sale Transactions and was sold to an independent purchaser in 2016.

As of December 31, 2015, the Company had 13 aircraft held for sale with a total net book value of $237.3 million. There was no flight equipment held for sale as of December 31, 2014.